Consolidated Statements of Stockholders' Equity and Comprehensive Income (USD $) In Thousands, unless otherwise specified	Total	Treasury Stock	Paid-in-Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Comprehensive Income	Class A Common Stock	Class B Common Stock
Balance at Dec. 31, 2008	$ 474,458	$ (1,680)	$ 445,701	$ 44,406	$ (14,057)		$ 60	$ 28
Balance (in shares) at Dec. 31, 2008							59,510	28,169
Comprehensive income (loss):
Net income	69,524			69,524		69,524
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718, $2,625 and $1,537 for the years ended on December 31, 2011, 2010 and 2009, respectively	2,686				2,686	2,686
Foreign currency translation adjustments	4,172				4,172	4,172
Comprehensive income	76,382					76,382
Purchase of treasury stock	(794)	(794)
Purchase of treasury stock (in shares)							(340)
Preferred stock dividends	(18,667)			(18,667)
Non-cash stock-based compensation	2,855		2,855
Balance at Dec. 31, 2009	534,234	(2,474)	448,556	95,263	(7,199)		60	28
Balance (in shares) at Dec. 31, 2009							59,170	28,169
Comprehensive income (loss):
Net income	96,567			96,567		96,567
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718, $2,625 and $1,537 for the years ended on December 31, 2011, 2010 and 2009, respectively	4,585				4,585	4,585
Foreign currency translation adjustments	1,334				1,334	1,334
Comprehensive income	102,486					102,486
Issuance of common stock	200	197	3
Issuance of common stock (in shares)							29
Preferred stock dividends	(20,606)			(20,606)
Non-cash stock-based compensation	3,169		3,169
Balance at Dec. 31, 2010	619,483	(2,277)	451,728	171,224	(1,280)		60	28
Balance (in shares) at Dec. 31, 2010							59,199	28,169
Comprehensive income (loss):
Net income	132,333			132,333		132,333
Unrealized gain on derivatives designated and qualified as cash flow hedges, net of tax of $2,718, $2,625 and $1,537 for the years ended on December 31, 2011, 2010 and 2009, respectively	4,751				4,751	4,751
Foreign currency translation adjustments	(747)				(747)	(747)
Comprehensive income	136,337					136,337
Issuance of common stock	237,253		237,237				16
Issuance of common stock (in shares)							16,000
Conversion of stock							26	(26)
Conversion of stock (in shares)							26,109	(26,109)
Purchase of treasury stock	(62,771)	(62,771)
Purchase of treasury stock (in shares)							(2,235)
Preferred stock dividends	(4,726)			(4,726)
Exercise of stock options	48,954		48,951				3
Exercise of stock options (in shares)							3,912
Non-cash stock-based compensation	3,932		3,932
Balance at Dec. 31, 2011	$ 978,462	$ (65,048)	$ 741,848	$ 298,831	$ 2,724		$ 105	$ 2
Balance (in shares) at Dec. 31, 2011							102,985	2,060